Share Capital - Common Shares Outstanding (Details) - shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Share Capital
Balance, beginning of year (in shares)	85,183,455	84,820,000	84,756,000
Stock options and share units exercised (in shares)	423,000	363,000	64,000
Balance, end of year (in shares)	85,605,969	85,183,455	84,820,000